Fair Value Measurements (Details Guarantees and Credit Risk) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Receivables by product or service	1,139	674
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration Risk [Line Items]
Receivables by product or service	308
Customer Concentration Risk [Member] | Accounts receivable [Member] | Williams Partners [Member]
Concentration Risk [Line Items]
Number Of Major Customers - Receivables	1
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Williams Partners [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	9.00%	14.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Williams Partners [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.00%
NGLs, natural gas, and related products and services [Member]
Concentration Risk [Line Items]
Receivables by product or service	730	341
Transportation of natural gas and related products [Member]
Concentration Risk [Line Items]
Receivables by product or service	175	193
Income tax receivable [Member]
Concentration Risk [Line Items]
Receivables by product or service	167	74
Other Receivable [Member]
Concentration Risk [Line Items]
Receivables by product or service	67	66
Wiltel Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	34
Wpx Energy Inc [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	44